10. DERIVATIVE LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Fair value of financial instruments
				Carrying
	Fair Value Measurements Using Inputs			Amount at
Financial Instruments	Level 1	Level 2	Level 3	June 30, 2015

Liabilities:
Derivative Instruments - Warrants	$-	$2,052,021	$-	$2,052,021

Total	$-	$2,052,021	$-	$2,052,021

				Carrying
	Fair Value Measurements Using Inputs			Amount at
Financial Instruments	Level 1	Level 2	Level 3	December 31, 2014

Liabilities:
Derivative Instruments - Warrants	$-	$2,100,915	$-	$2,100,915

Total	$-	$2,100,915	$-	$2,100,915